SCHEDULE OF COMPONENTS OF LEASE EXPENSE AND SUPPLEMENTAL CASH FLOW INFORMATION (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Total	$ 107,415	$ 87,351
Cash paid for amounts included in the measurement of lease obligations	$ 101,203	$ 11,152	$ 57,115	$ 17,406
Weighted average remaining lease term (in years)	3 years 11 months 1 day	3 years 10 months 28 days	3 years 5 months 23 days	7 years 3 months
Weighted average discount rate	3.23%	3.23%	3.23%	3.23%
Related Parties [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Total	$ 27,944	$ 85,212	$ 100,302	$ 18,870
Non-Related Parties [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Total	$ 79,471	$ 2,139	$ 15,197